Operating costs and other operating income - Summary of R&D expenditure by program (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs and other operating income
Total R&D expenses	€ (459,421)	€ (335,459)	€ (241,294)
SIKi program
Operating costs and other operating income
Total R&D expenses	(12,772)	(18,400)	(18,900)
TYK2 program on GLPG3667
Operating costs and other operating income
Total R&D expenses	(36,744)	(34,965)	(31,289)
CAR-T programs in oncology
Operating costs and other operating income
Total R&D expenses	(295,610)	(170,998)	(82,218)
Other programs
Operating costs and other operating income
Total R&D expenses	€ (114,295)	€ (111,096)	€ (108,887)